Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal
Current
Deferred	(1,815,660)	(1,190,022)
State and local
Current
Deferred	(470,263)	(316,709)
Change in valuation allowance	2,285,923	1,506,731
Income tax provision (benefit)